UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/14

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus International Value Fund

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Opportunistic U.S. Stock Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
November 30, 2014 (Unaudited)

Common Stocks--96.3%	Shares		Value ($)
Australia--3.3%
Australia & New Zealand Banking Group	30,841		837,661
Metcash	434,206		964,303
Primary Health Care	217,260		868,870
QBE Insurance Group	182,752		1,688,765
			4,359,599
Austria--.8%
Erste Group Bank	39,460		1,068,675
Belgium--.8%
bpost	38,370		995,260
Brazil--.5%
Petroleo Brasileiro, ADR	74,490		724,043
China--2.3%
Beijing Capital International Airport, Cl. H	1,188,000		928,310
CNOOC	623,000		910,973
FIH Mobile	969,000	a	503,539
Guangzhou Automobile Group, Cl. H	742,000		702,270
			3,045,092
Denmark--.9%
Carlsberg, Cl. B	13,230		1,178,466
France--10.7%
BNP Paribas	17,500		1,121,971
Bouygues	38,153		1,435,345
Carrefour	36,058		1,140,866
Cie de St-Gobain	17,422		800,250
Danone	15,210		1,073,311
Electricite de France	49,509		1,482,112
GDF Suez	46,946		1,156,707
Sanofi	32,691		3,164,996
Total	49,760		2,783,729
			14,159,287
Germany--5.4%
Aixtron	80,070	a	950,434
Deutsche Bank	77,664		2,538,390
E.ON	50,815		900,720
LANXESS	21,747		1,079,900
METRO	25,350	a	860,855
Muenchener Rueckversicherungs	653		134,504
Siemens	5,100		603,469
			7,068,272
Hong Kong--3.7%
BOC Hong Kong Holdings	240,000		847,942
CITIC	553,000		964,064
COSCO Pacific	563,327		765,606
Esprit Holdings	824,430		1,075,817
Pacific Basin Shipping	998,000		468,421

Yue Yuen Industrial Holdings	214,000		767,119
			4,888,969
India--2.0%
Reliance Industries, GDR	42,074	b	1,340,057
State Bank of India, GDR	25,240		1,297,336
			2,637,393
Ireland--1.0%
CRH	53,980		1,274,036
Israel--1.1%
Teva Pharmaceutical Industries, ADR	25,100		1,430,198
Italy--4.5%
Anima Holding	131,400		674,801
Assicurazioni Generali	80,350		1,737,465
Finmeccanica	104,776	a	1,016,218
Saras	513,780	a	562,199
Telecom Italia	883,472	a	995,294
UniCredit	131,820		974,459
			5,960,436
Japan--20.0%
Aisin Seiki	20,000		715,158
Credit Saison	71,000		1,328,914
East Japan Railway	17,600		1,319,018
Fujitsu	141,000		805,392
Honda Motor	58,900		1,771,986
INPEX	75,800		802,919
LIXIL Group	34,900		742,009
Matsumotokiyoshi Holdings	39,510		1,096,622
Mitsubishi UFJ Financial Group	531,900		3,075,400
Nippon Express	258,890		1,243,038
Nippon Shokubai	102,000		1,272,476
Nippon Telegraph & Telephone	19,400		1,037,859
Nippon Telegraph & Telephone, ADR	3,300		88,539
Nissan Motor	82,900		774,078
Nomura Real Estate Holdings	77,300		1,419,484
Ricoh	122,400		1,325,403
Sawai Pharmaceutical	16,000		948,827
Shimamura	13,200		1,104,123
Sumco	76,800		978,801
Sumitomo Electric Industries	92,000		1,196,159
Sumitomo Mitsui Financial Group	40,200		1,515,352
Sumitomo Mitsui Trust Holdings	177,560		737,970
Yamada Denki	343,400		1,131,023
			26,430,550
Netherlands--4.6%
Aegon	119,338		936,796
ING Groep	74,800	a	1,095,664
Koninklijke Philips	88,574		2,671,395
Randstad Holding	27,351		1,349,678
			6,053,533
Norway--.1%
Norsk Hydro	33,257		194,741
Russia--.4%

Gazprom, ADR	91,520		534,934
Singapore--.6%
United Overseas Bank	40,000		736,112
South Africa--.1%
Murray & Roberts Holdings	100,393		182,207
South Korea--2.1%
KB Financial Group	4,000		140,440
KB Financial Group, ADR	34,644		1,210,115
Korea Electric Power	12,110		502,784
Samsung Electronics	740		859,588
			2,712,927
Spain--.8%
Banco Popular Espanol	201,705		1,108,586
Sweden--2.9%
Electrolux, Ser. B	34,944		1,038,495
Ericsson, Cl. B	128,690		1,620,587
Getinge, Cl. B	50,140		1,160,612
			3,819,694
Switzerland--7.2%
ABB	98,060	a	2,201,212
Credit Suisse Group	81,970	a	2,190,391
Holcim	16,680	a	1,231,687
Novartis	36,806		3,561,564
UBS	20,307	a	364,633
			9,549,487
United Kingdom--19.4%
Anglo American	39,494		815,235
ArcelorMittal	82,370		1,010,408
Barclays	389,496		1,491,486
BHP Billiton	42,440		1,005,646
BP	421,151		2,764,256
esure Group	423,789		1,394,757
Friends Life Group	161,855		933,409
GlaxoSmithKline	114,400		2,653,608
Home Retail Group	356,508		1,115,967
HSBC Holdings	254,207		2,529,364
Royal Bank of Scotland Group	180,590	a	1,115,077
Royal Dutch Shell, Cl. A	66,989		2,231,397
Serco Group	256,161		701,422
Standard Chartered	159,105		2,328,917
Tesco	547,210		1,593,679
Unilever	44,363		1,875,137
			25,559,765
United States--1.1%
iShares MSCI EAFE ETF	22,860		1,462,811
Total Common Stocks
(cost $153,096,798)			127,135,073

Preferred Stocks--1.6%
Germany
Volkswagen
(cost $2,203,997)	9,100		2,095,622

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $960,000)	960,000 [c]	960,000

Total Investments (cost $156,260,795)	98.6%	130,190,695
Cash and Receivables (Net)	1.4%	1,817,310
Net Assets	100.0%	132,008,005

ADR - American Depository Receipts
ETF -- Exchange-Traded Funds
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, this security was valued at $1,340,057 or 1.0% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized depreciation on investments was $26,070,100 of which $3,970,961 related to appreciated investment securities and $30,041,061 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	29.2
Industrial	13.9
Health Care	10.5
Consumer Discretionary	10.2
Energy	9.6
Consumer Staples	7.4
Materials	6.0
Information Technology	5.3
Utilities	3.1
Telecommunication Services	1.6
Exchange-Traded Funds	1.1
Money Market Investment	.7
98.6

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

Japanese Yen,
Expiring
12/1/2014 a	8,830,965	74,548	74,388	160

Swiss Franc,
Expiring
12/1/2014 b	121,518	126,100	125,762	338

				498

Counterparties:
a	Goldman Sachs International
b	UBS

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	125,672,262	-	-	125,672,262
Equity Securities - Foreign Preferred Stocks+	2,095,622	-	-	2,095,622
Exchange-Traded Funds	1,462,811	-	-	1,462,811
Mutual Funds	960,000	-	-	960,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	498	-	498

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end November 30, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
November 30, 2014 (Unaudited)

Common Stocks--98.6%	Shares		Value ($)
Automobiles & Components--2.8%
Lear	338,140		32,431,007
TRW Automotive Holdings	367,648	a	38,014,803
			70,445,810
Banks--5.4%
Comerica	1,656,610		77,214,592
Fifth Third Bancorp	1,054,190		21,210,303
SunTrust Banks	945,200		37,136,908
			135,561,803
Capital Goods--11.7%
Generac Holdings	4,877	a	211,564
Graco	315,840		25,298,784
IDEX	251,400		19,310,034
Ingersoll-Rand	1,050,040		66,215,522
PACCAR	610,250		40,898,955
Parker Hannifin	588,750		75,966,412
Regal-Beloit	928,350		67,138,272
			295,039,543
Commercial & Professional Services--2.1%
Equifax	664,510		52,861,770
Consumer Durables & Apparel--3.1%
Newell Rubbermaid	1,292,110		46,916,514
PVH	256,840		32,654,638
			79,571,152
Diversified Financials--20.1%
Blackstone Group	451,290		15,127,241
Discover Financial Services	1,117,030		73,221,317
E*TRADE Financial	2,814,130	a	64,190,305
FNFV Group	478,654	a	6,830,393
Intercontinental Exchange	175,010		39,550,510
Invesco	1,274,580		51,442,049
Leucadia National	1,397,251		32,318,416
Raymond James Financial	739,140		41,613,582
SLM	5,954,872		57,643,161
TD Ameritrade Holding	1,957,240		67,740,076
Voya Financial	1,386,754		58,077,258
			507,754,308
Energy--4.2%
Antero Resources	201,688	a	9,463,201
Range Resources	322,210		21,153,087
Tesoro	611,040		46,817,885
Weatherford International	1,635,030	a	21,418,893
Whiting Petroleum	162,330	a	6,780,524
			105,633,590
Exchange-Traded Funds--.6%
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF
Trust	54,640		14,362,670
Health Care Equipment & Services--7.2%
Catamaran	998,520	a	50,864,609
Cigna	264,950		27,260,706
MEDNAX	1,573,201	a	102,981,737

			181,107,052
Insurance--3.5%
FNF Group	1,810,640		58,664,736
Hartford Financial Services Group	731,170		30,197,321
			88,862,057
Materials--4.7%
New Gold	2,784,208	a	11,164,674
Newmont Mining	1,535,641		28,255,794
Valspar	579,190		48,599,833
Yamana Gold	8,115,974		30,678,382
			118,698,683
Media--.9%
Omnicom Group	305,500		23,605,985
Pharmaceuticals, Biotech & Life Sciences--6.5%
Agilent Technologies	949,978		40,602,060
Covance	474,763	a	48,720,179
Cubist Pharmaceuticals	976,230	a	74,007,996
			163,330,235
Real Estate--3.2%
Realogy Holdings	1,782,150	a	82,014,543
Retailing--.7%
Williams-Sonoma	224,380		16,729,773
Semiconductors & Semiconductor Equipment--3.3%
Applied Materials	3,451,450		83,007,373
Software & Services--.8%
DST Systems	209,245		20,767,566
Technology Hardware & Equipment--14.0%
Arrow Electronics	483,600	a	28,261,584
Avnet	1,926,993		84,383,023
FLIR Systems	498,080		15,804,078
Ingram Micro, Cl. A	872,010	a	23,919,234
JDS Uniphase	4,025,783	a	53,703,945
Juniper Networks	2,086,920		46,246,147
Keysight Technologies	503,084		17,708,557
Seagate Technology	1,021,590		67,537,315
Western Digital	164,710		17,009,602
			354,573,485
Transportation--3.3%
J.B. Hunt Transport Services	487,730		40,252,357
Kirby	460,651	a	44,286,987
			84,539,344
Utilities--.5%
Great Plains Energy	438,392		11,472,719
Total Common Stocks
(cost $1,961,700,410)			2,489,939,461

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $43,638,954)	43,638,954	[b]	43,638,954
Total Investments (cost $2,005,339,364)	100.3%		2,533,578,415
Liabilities, Less Cash and Receivables	(.3%)		(7,832,252)
Net Assets	100.0%		2,525,746,163

ETF -- Exchange-Traded Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $528,239,051 of which $589,888,331 related to appreciated investment securities and $61,649,280 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	20.1
Technology Hardware & Equipment	14.0
Capital Goods	11.7
Health Care Equipment & Services	7.2
Pharmaceuticals, Biotech & Life Sciences	6.5
Banks	5.4
Materials	4.7
Energy	4.2
Insurance	3.5
Semiconductors & Semiconductor Equipment	3.3
Transportation	3.3
Real Estate	3.2
Consumer Durables & Apparel	3.1
Automobiles & Components	2.8
Commercial & Professional Services	2.1
Money Market Investment	1.7
Media	.9
Software & Services	.8
Retailing	.7
Exchange-Traded Fund	.6
Utilities	.5
100.3

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,433,733,735	-	-	2,433,733,735
Equity Securities - Foreign Common Stocks+	41,843,056	-	-	41,843,056
Exchange-Traded Funds	14,362,670	-	-	14,362,670
Mutual Funds	43,638,954	-	-	43,638,954

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2014 (Unaudited)

Common Stocks--98.2%	Shares		Value ($)
Automobiles & Components--2.4%
Dana Holding	577,636		12,245,883
Winnebago Industries	345,647		8,703,391
			20,949,274
Banks--13.9%
Columbia Banking System	353,795		9,718,749
CVB Financial	401,635		6,092,803
EverBank Financial	981,178		18,485,394
IBERIABANK	186,396		12,175,387
Ladder Capital, Cl. A	566,360		10,709,868
Sandy Spring Bancorp	193,305		4,594,860
South State	206,290		12,775,540
SVB Financial Group	300,647	a	31,613,032
UMB Financial	191,496		10,626,113
WesBanco	155,584		5,166,945
			121,958,691
Capital Goods--4.7%
Altra Industrial Motion	158,749		4,862,482
Encore Wire	61,523		2,256,048
L.B. Foster, Cl. A	75,129		3,482,229
MRC Global	410,464	a	8,295,477
Powell Industries	73,844		3,142,062
Thermon Group Holdings	805,192	a	19,477,594
			41,515,892
Commercial & Professional Services--9.0%
Herman Miller	231,156		7,024,831
HNI	251,977		11,827,800
Interface	517,571		7,825,674
Knoll	435,336		8,066,776
Korn/Ferry International	316,170	a	8,584,015
Steelcase, Cl. A	1,466,998		25,701,805
TrueBlue	459,378	a	10,542,725
			79,573,626
Consumer Durables & Apparel--.4%
Brookfield Residential Properties	157,733	a	3,741,427
Consumer Services--4.4%
Apollo Education Group	651,746	a	20,347,510
LifeLock	1,102,301	a	18,198,990
			38,546,500
Diversified Financials--5.4%
FNFV Group	305,442	a	4,358,657
FXCM, Cl. A	357,081		5,749,004
Nelnet, Cl. A	106,471		4,880,631
Raymond James Financial	330,771		18,622,407
SLM	1,443,741		13,975,413
			47,586,112
Energy--2.1%
Generac Holdings	5,187	a	225,012
Synergy Resources	436,307	a	4,280,172
Western Refining	334,775		13,762,600
			18,267,784

Exchange-Traded Funds--.4%
iShares Russell 2000 ETF	28,580	b	3,335,000
Health Care Equipment & Services--.5%
Analogic	62,417		4,546,454
Insurance--.4%
Stewart Information Services	94,215		3,343,690
Materials--7.4%
AuRico Gold	3,166,525		10,892,846
Chemtura	981,578	a	22,870,767
New Gold	2,321,194	a	9,307,988
OMNOVA Solutions	1,152,942	a	7,701,653
Royal Gold	106,547		6,784,913
Trinseo	218,281		3,352,796
Yamana Gold	1,160,771		4,387,714
			65,298,677
Media--1.1%
LIN Media, Cl. A	415,920	a	10,036,150
Pharmaceuticals, Biotech & Life Sciences--7.3%
Cubist Pharmaceuticals	76,594	a	5,806,591
Emergent BioSolutions	1,155,613	a	28,728,539
Revance Therapeutics	392,346	b	6,450,168
Sangamo BioSciences	562,266	a	6,792,173
TherapeuticsMD	4,206,258	a,b	16,152,031
			63,929,502
Real Estate--2.6%
American Residential Properties	730,133	a,c	12,974,463
Realogy Holdings	215,950	a	9,938,019
			22,912,482
Retailing--3.9%
Office Depot	5,204,388	a	34,505,092
Semiconductors & Semiconductor Equipment--8.7%
Applied Micro Circuits	1,952,083	a	11,536,811
Lattice Semiconductor	1,620,235	a	10,612,539
Mellanox Technologies	480,185	a	20,479,890
Microsemi	460,189	a	12,517,141
Veeco Instruments	574,093	a	21,476,819
			76,623,200
Software & Services--10.2%
Cardtronics	305,935	a	11,980,415
CoreLogic	616,912	a	20,493,817
CSG Systems International	502,230		12,616,018
Dealertrack Technologies	479,679	a	22,621,662
DST Systems	34,259		3,400,206
Infoblox	1,033,815	a	18,608,670
			89,720,788
Technology Hardware & Equipment--12.3%
Arrow Electronics	336,342	a	19,655,826
Belden	70,312		5,134,885
Ciena	803,722	a	13,285,525
Jabil Circuit	1,184,356		24,575,387
JDS Uniphase	1,667,991	a	22,251,000
ScanSource	317,072	a	12,321,418
Tech Data	118,551	a	7,389,284
Universal Display	131,162	a,b	3,638,434
			108,251,759
Transportation--1.1%
ArcBest	95,399		4,142,225

Landstar System	65,748	5,284,824
		9,427,049
Total Common Stocks
(cost $756,705,036)		864,069,149

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,851,201)	13,851,201 [d]	13,851,201
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,272,855)	6,272,855 [d]	6,272,855
Total Investments (cost $776,829,092)	100.5%	884,193,205
Liabilities, Less Cash and Receivables	(.5%)	(4,784,900)
Net Assets	100.0%	879,408,305

ETF -- Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2014, the value of the fund's securities on loan was $6,071,288 and the value of the collateral held by the fund was $6,272,855.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $107,364,113 of which $138,117,177 related to appreciated investment securities and $30,753,064 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	13.9
Technology Hardware & Equipment	12.3
Software & Services	10.2
Commercial & Professional Services	9.0
Semiconductors & Semiconductor Equipment	8.7
Materials	7.4
Pharmaceuticals, Biotech & Life Sciences	7.3
Diversified Financials	5.4
Capital Goods	4.7
Consumer Services	4.4
Retailing	3.9
Real Estate	2.6
Automobiles & Components	2.4
Money Market Investments	2.3
Energy	2.1
Media	1.1
Transportation	1.1
Health Care Equipment & Services	.5
Consumer Durables & Apparel	.4
Exchange-Traded Funds	.4
Insurance	.4
100.5

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	832,404,174	-	-	832,404,174
Equity Securities - Foreign Common Stocks+	28,329,975	-	-	28,329,975
Exchange-Traded Funds	3,335,000	-	-	3,335,000
Mutual Funds	20,124,056	-	-	20,124,056

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
November 30, 2014 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Banks--7.3%
Comerica	6,030		281,058
SVB Financial Group	5,880	a	618,282
Wells Fargo & Co.	8,930		486,506
			1,385,846
Capital Goods--3.0%
Parker Hannifin	4,450		574,184
Commercial & Professional Services--3.2%
Steelcase, Cl. A	35,250		617,580
Consumer Durables & Apparel--1.5%
Michael Kors Holdings	3,700	a	283,827
Consumer Services--2.7%
Las Vegas Sands	4,160		264,950
Norwegian Cruise Line Holdings	5,470	a	240,078
			505,028
Diversified Financials--15.5%
Discover Financial Services	9,130		598,471
E*TRADE Financial	34,510	a	787,173
Goldman Sachs Group	1,550		292,036
IntercontinentalExchange Group	2,380		537,856
Invesco	11,250		454,050
Raymond James Financial	5,150		289,945
			2,959,531
Energy--4.1%
Anadarko Petroleum	3,360		265,944
Phillips 66	7,110		519,172
			785,116
Exchange-Traded Funds--2.5%
SPDR S&P 500 ETF Trust	1,860		385,392
Vanguard S&P 500 ETF	499		94,825
			480,217
Food, Beverage & Tobacco--4.2%
PepsiCo	7,910		791,791
Health Care Equipment & Services--4.3%
HCA Holdings	6,190	a	431,381
McKesson	1,800		379,368
			810,749
Insurance--2.4%
FNF Group	14,200		460,080
Materials--1.0%
Yamana Gold	50,550		191,079
Media--3.0%
AMC Networks, Cl. A	4,460	a	289,276
Viacom, Cl. B	3,820		288,907
			578,183
Pharmaceuticals, Biotech & Life Sciences--15.3%

Actavis	1,674	a	453,001
Biogen Idec	1,230	a	378,459
Bristol-Myers Squibb	7,440		439,332
Gilead Sciences	5,520	a	553,766
Illumina	2,050	a	391,325
Isis Pharmaceuticals	4,640	a	240,306
Vertex Pharmaceuticals	3,920	a	462,090
			2,918,279
Real Estate--3.5%
Realogy Holdings	14,620	a	672,812
Retailing--2.1%
Ulta Salon, Cosmetics & Fragrance	3,200	a	404,768
Semiconductors & Semiconductor Equipment--5.3%
Applied Micro Circuits	27,730	a	163,884
Mellanox Technologies	10,900	a	464,885
Veeco Instruments	10,140	a	379,337
			1,008,106
Software & Services--7.6%
Dealertrack Technologies	5,230	a	246,647
Google, Cl. A	370	a	203,160
Google, Cl. C	700	a	379,281
Infoblox	23,651	a	425,718
Symantec	7,590		198,023
			1,452,829
Technology Hardware & Equipment--9.0%
Apple	8,416		1,000,915
Arrow Electronics	4,430	a	258,889
Ciena	15,005	a	248,033
EMC	6,630		201,221
			1,709,058
Transportation--2.0%
Kirby	4,050	a	389,367
Total Common Stocks
(cost $16,694,241)			18,978,430

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $45,495)	45,495	[b]	45,495
Total Investments (cost $16,739,736)	99.7%		19,023,925
Cash and Receivables (Net)	.3%		54,439
Net Assets	100.0%		19,078,364

ETF -- Exchange-Traded Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $2,284,189 of which $2,896,401 related to appreciated investment securities and $612,212 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	15.5
Pharmaceuticals, Biotech & Life Sciences	15.3
Technology Hardware & Equipment	9.0
Software & Services	7.6
Banks	7.3
Semiconductors & Semiconductor Equipment	5.3
Health Care Equipment & Services	4.3
Food, Beverage & Tobacco	4.2
Energy	4.1
Real Estate	3.5
Commercial & Professional Services	3.2
Capital Goods	3.0
Media	3.0
Consumer Services	2.7
Exchange-Traded Funds	2.5
Insurance	2.4
Retailing	2.1
Transportation	2.0
Consumer Durables & Apparel	1.5
Materials	1.0
Money Market Investment	.2
99.7

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	18,023,307	-	-	18,023,307
Equity Securities - Foreign Common Stocks+	474,906	-	-	474,906
Exchange-Traded Funds	480,217	-	-	480,217
Mutual Funds	45,495	-	-	45,495

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2014 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--.5%
General Motors	269,475		9,008,549
Banks--12.4%
Bank of America	2,603,770		44,368,241
Citigroup	731,717		39,490,766
Fifth Third Bancorp	519,295		10,448,215
JPMorgan Chase & Co.	770,641		46,361,763
PNC Financial Services Group	224,030		19,595,904
Regions Financial	734,140		7,392,790
Wells Fargo & Co.	843,030		45,928,274
			213,585,953
Capital Goods--6.5%
Cummins	87,093		12,682,483
Honeywell International	317,554		31,460,075
Northrop Grumman	181,701		25,607,122
Owens Corning	331,508		11,549,739
PACCAR	137,530		9,217,261
Raytheon	198,805		21,212,493
			111,729,173
Commercial & Professional Services--.5%
Tyco International	184,590		7,918,911
Consumer Durables & Apparel--1.1%
PVH	141,700		18,015,738
Consumer Services--1.4%
Carnival	557,120		24,602,419
Diversified Financials--13.0%
Ameriprise Financial	198,420		26,145,803
Berkshire Hathaway, Cl. B	371,639	a	55,259,003
Discover Financial Services	134,800		8,836,140
Goldman Sachs Group	219,560		41,367,300
Invesco	214,970		8,676,189
Morgan Stanley	890,390		31,323,920
TD Ameritrade Holding	357,760		12,382,074
Voya Financial	944,649		39,561,900
			223,552,329
Energy--9.4%
Anadarko Petroleum	344,117		27,236,861
Marathon Oil	512,660		14,826,127
Occidental Petroleum	918,726		73,286,773
Phillips 66	278,591		20,342,715
Schlumberger	301,650		25,926,817
			161,619,293
Exchange-Traded Funds--.6%
iShares Russell 1000 Value ETF	106,198		11,092,381

Food & Staples Retailing--2.0%
CVS Health	382,799		34,972,517
Food, Beverage & Tobacco--4.2%
Archer-Daniels-Midland	276,574		14,569,918
Coca-Cola Enterprises	489,261		21,498,128
Molson Coors Brewing, Cl. B	242,517		18,758,690
PepsiCo	178,710		17,888,871
			72,715,607
Health Care Equipment & Services--8.2%
Aetna	155,990		13,608,568
Cardinal Health	461,916		37,964,876

Cigna	84,946		8,740,094
Humana	96,383		13,297,963
Laboratory Corporation of America
Holdings	116,170	a	12,156,029
McKesson	73,086		15,403,605
Omnicare	244,632		17,202,522
UnitedHealth Group	224,420		22,134,545
			140,508,202
Insurance--5.2%
Allstate	279,318		19,035,522
American International Group	250,428		13,723,454
Hartford Financial Services Group	489,165		20,202,514
MetLife	411,179		22,865,664
Prudential Financial	166,970		14,189,111
			90,016,265
Materials--4.2%
Dow Chemical	89,082		4,335,621
International Paper	166,125		8,940,847
Martin Marietta Materials	269,214		32,316,449
Packaging Corporation of America	115,304		8,564,781
Vulcan Materials	278,256		18,392,722
			72,550,420
Media--4.2%
News Corp., Cl. A	418,320	a	6,492,326
Omnicom Group	171,700		13,267,259
Time Warner	172,330		14,668,730
Twenty-First Century Fox, Cl. A	487,598		17,943,606
Viacom, Cl. B	96,120		7,269,556
Walt Disney	138,513		12,813,838
			72,455,315
Pharmaceuticals, Biotech & Life Sciences--9.3%
AbbVie	299,220		20,706,024
Agilent Technologies	211,140		9,024,124
Amgen	113,754		18,804,674
Eli Lilly & Co.	158,921		10,825,699
Endo International	122,416	a	8,957,179
Merck & Co.	446,341		26,958,996
Mylan	259,400	a	15,203,434
Pfizer	1,252,370		39,011,325
Zoetis	215,530		9,683,763
			159,175,218
Retailing--1.6%
Dollar General	135,680	a	9,055,283
Kohl's	139,530		8,318,779
Liberty Interactive, Cl. A	319,407	a	9,310,714
			26,684,776
Semiconductors & Semiconductor Equipment--2.6%
Applied Materials	1,056,210		25,401,850
Texas Instruments	340,200		18,513,684
			43,915,534
Software & Services--2.6%
Google, Cl. C	28,434	a	15,406,394
Microsoft	357,942		17,113,207
Symantec	448,320		11,696,669
			44,216,270
Technology Hardware & Equipment--8.3%
Apple	365,830		43,508,162
Cisco Systems	2,099,956		58,042,784
EMC	853,750		25,911,312
Hewlett-Packard	306,380		11,967,203
Keysight Technologies	105,570		3,716,064
			143,145,525

Transportation--.3%
Delta Air Lines	104,136	4,860,027
Utilities--1.6%
Exelon	337,144	12,194,498
NRG Energy	502,456	15,706,774
		27,901,272
Total Common Stocks
(cost $1,334,291,324)		1,714,241,694

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,523,125)	3,523,125 [b]	3,523,125
Total Investments (cost $1,337,814,449)	99.9%	1,717,764,819
Cash and Receivables (Net)	.1%	2,490,954
Net Assets	100.0%	1,720,255,773

ETF--Exchange-Trade Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $379,950,370 of which $401,979,247 related to appreciated investment securities and $22,028,877 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	13.0
Banks	12.4
Energy	9.4
Pharmaceuticals, Biotech & Life Sciences	9.3
Technology Hardware & Equipment	8.3
Health Care Equipment & Services	8.2
Capital Goods	6.5
Insurance	5.2
Food, Beverage & Tobacco	4.2
Materials	4.2
Media	4.2
Semiconductors & Semiconductor Equipment	2.6
Software & Services	2.6
Food & Staples Retailing	2.0
Retailing	1.6
Utilities	1.6
Consumer Services	1.4
Consumer Durables & Apparel	1.1
Exchange-Traded Funds	.6
Automobiles & Components	.5
Commercial & Professional Services	.5
Transportation	.3
Money Market Investment	.2
99.9

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,703,149,313	-	-	1,703,149,313
Exchange-Traded Funds	11,092,381	-	-	11,092,381
Mutual Funds	3,523,125	-	-	3,523,125

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2014 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Banks--4.6%
Associated Banc-Corp	72,400		1,337,952
BancorpSouth	95,900		2,099,251
BankUnited	25,100		758,020
Cathay General Bancorp	47,000		1,192,860
Comerica	20,800		969,488
East West Bancorp	117,100		4,305,767
Webster Financial	27,300		859,131
			11,522,469
Capital Goods--10.1%
Alliant Techsystems	7,700		875,336
Huntington Ingalls Industries	52,300		5,699,131
IDEX	21,500		1,651,415
Lennox International	48,900		4,580,463
Lincoln Electric Holdings	60,900		4,387,236
SPX	46,800		4,197,492
Textron	24,800		1,074,336
Trinity Industries	78,300		2,510,298
WABCO Holdings	2,500	a	256,550
			25,232,257
Commercial & Professional Services--3.5%
Deluxe	87,000		5,085,150
Manpowergroup	55,000		3,677,300
			8,762,450
Consumer Durables & Apparel--5.9%
Deckers Outdoor	53,000	a	5,126,160
Foot Locker	48,500		2,778,565
Hanesbrands	18,900		2,187,108
NVR	3,090	a	3,889,290
Tempur Sealy International	14,500	a	827,225
			14,808,348
Consumer Services--.1%
Wyndham Worldwide	2,600		216,736
Diversified Financials--4.3%
Affiliated Managers Group	17,600	a	3,583,184
Navient	21,600		452,736
SEI Investments	36,000		1,426,680
T. Rowe Price Group	8,100		676,107
Waddell & Reed Financial, Cl. A	97,800		4,702,224
			10,840,931
Energy--4.6%
Atmos Energy	89,000		4,779,300
Patterson-UTI Energy	187,200		3,311,568
SM Energy	78,000		3,389,100
			11,479,968

Food & Staples Retailing--1.0%
Rite Aid	462,300	a	2,533,404
Food, Beverage & Tobacco--1.2%
Ingredion	3,500		291,305
Lancaster Colony	9,500		892,050
Monster Beverage	15,800	a	1,771,970
			2,955,325
Health Care Equipment & Services--8.4%
Boston Scientific	316,400	a	4,072,068
C.R. Bard	16,300		2,727,805
Health Net	108,400	a	5,569,592
Hill-Rom Holdings	41,900		1,917,344
Hospira	11,100	a	662,004
PerkinElmer	26,500		1,204,955
Teleflex	28,800		3,431,520
Universal Health Services, Cl. B	14,300		1,496,066
			21,081,354
Household & Personal Products--2.5%
Energizer Holdings	48,100		6,253,962
Insurance--3.2%
Everest Re Group	6,400		1,122,496
Lincoln National	6,900		390,747
Old Republic International	164,100		2,482,833
Reinsurance Group of America	21,100		1,808,692
The Hanover Insurance Group	31,800		2,266,704
			8,071,472
Materials--5.2%
Cabot	47,000		2,024,760
Commercial Metals	136,900		2,236,946
Olin	115,400		2,903,464
Packaging Corporation of America	11,300		839,364
Silgan Holdings	10,100		509,646
Worthington Industries	117,200		4,419,612
			12,933,792
Media--2.1%
New York Times, Cl. A	55,000		697,950
Starz, Cl. A	135,400	a	4,466,846
			5,164,796
Pharmaceuticals, Biotech & Life Sciences--2.6%
Charles River Laboratories
International	5,300	a	343,175
Mettler-Toledo International	21,300	a	6,246,438
			6,589,613
Real Estate--9.4%
Corrections Corporation of America	115,550	b	4,188,687
Extra Space Storage	6,800	b	403,036
Host Hotels & Resorts	68,200	b	1,584,968
LaSalle Hotel Properties	96,800	b	3,907,816
National Retail Properties	13,300	b	512,449
Omega Healthcare Investors	24,200	b	924,924
Potlatch	74,200	b	3,083,010
Taubman Centers	60,900	b	4,840,941

Weingarten Realty Investors	111,500	b	4,058,600
			23,504,431
Retailing--4.7%
Bed Bath & Beyond	59,500	a	4,365,515
Big Lots	37,900		1,925,320
Dillard's, Cl. A	27,300		3,218,124
GameStop, Cl. A	60,400		2,283,724
			11,792,683
Semiconductors & Semiconductor Equipment--4.0%
Integrated Device Technology	248,200	a	4,631,412
Skyworks Solutions	81,300		5,485,311
			10,116,723
Software & Services--7.4%
Advent Software	12,500		394,125
Amdocs	15,300		745,799
Broadridge Financial Solutions	40,200		1,820,658
Computer Sciences	16,600		1,052,108
Convergys	48,900		1,019,565
DST Systems	50,415		5,003,689
FactSet Research Systems	7,000		959,420
Mentor Graphics	136,500		3,031,665
NeuStar, Cl. A	99,200	a	2,703,200
Rovi	86,000	a	1,916,080
			18,646,309
Technology Hardware & Equipment--5.6%
ARRIS Group	54,500	a	1,622,465
Arrow Electronics	6,400	a	374,016
Brocade Communications Systems	400,400		4,528,524
Harris	46,500		3,332,655
Lexmark International, Cl. A	47,400		2,031,564
Vishay Intertechnology	154,100		2,137,367
			14,026,591
Transportation--4.4%
Alaska Air Group	34,000		2,007,020
Kirby	44,900	a	4,316,686
Southwest Airlines	111,800		4,675,476
			10,999,182
Utilities--4.7%
Entergy	49,900		4,186,610
IDACORP	75,100		4,664,461
PNM Resources	44,600		1,291,616
Wisconsin Energy	31,100		1,536,340
			11,679,027
Total Common Stocks
(cost $212,897,843)			249,211,823

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,046,059)	1,046,059	[c]	1,046,059

Total Investments (cost $213,943,902)	99.9%	250,257,882
Cash and Receivables (Net)	.1%	328,118
Net Assets	100.0%	250,586,000

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $36,313,980 of which $47,127,642 related to appreciated investment securities and $10,813,662 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.1
Real Estate	9.4
Health Care Equipment & Services	8.4
Software & Services	7.4
Consumer Durables & Apparel	5.9
Technology Hardware & Equipment	5.6
Materials	5.2
Retailing	4.7
Utilities	4.7
Energy	4.6
Banks	4.6
Transportation	4.4
Diversified Financials	4.3
Semiconductors & Semiconductor Equipment	4.0
Commercial & Professional Services	3.5
Insurance	3.2
Pharmaceuticals, Biotech & Life Sciences	2.6
Household & Personal Products	2.5
Media	2.1
Food, Beverage & Tobacco	1.2
Food & Staples Retailing	1.0
Money Market Investment	.4
Consumer Services	.1
99.9

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	249,211,823	-	-	249,211,823
Mutual Funds	1,046,059	-	-	1,046,059

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2014 (Unaudited)

Common Stocks--96.5%	Shares		Value ($)
Communications Equipment--13.2%
Apple	148,270		17,633,751
Cisco Systems	439,590		12,150,268
Fortinet	295,360	a	8,140,122
			37,924,141
Computers & Peripherals--6.4%
EMC	387,740		11,767,909
Lenovo Group	4,688,000		6,576,892
			18,344,801
Electronic Equipment & Instruments--5.3%
Amphenol, Cl. A	165,250		8,862,357
Tesla Motors	25,280	a	6,181,466
			15,043,823
Internet & Catalog Retail--6.1%
Netflix	22,550	a	7,815,604
Priceline Group	8,270	a	9,594,771
			17,410,375
Internet Software & Services--18.2%
Akamai Technologies	144,960	a	9,365,866
Facebook, Cl. A	167,570	a	13,020,189
Google, Cl. A	10,248	a	5,626,972
Google, Cl. C	10,248	a	5,552,674
LinkedIn, Cl. A	45,360	a	10,263,607
Tencent Holdings	520,700		8,325,560
			52,154,868
IT Services--13.0%
Cognizant Technology Solutions,
Cl. A	227,592	a	12,287,692
Paychex	233,461		11,068,386
Visa, Cl. A	53,890		13,913,859
			37,269,937
Life Sciences Tools & Services--2.6%
Illumina	39,110	a	7,465,708
Semiconductors & Semiconductor Equipment--8.5%
Applied Materials	462,990		11,134,909
SanDisk	128,770		13,322,544
			24,457,453
Software--23.2%
Adobe Systems	146,550	a	10,797,804
Alibaba Group Holding, ADR	82,952		9,260,761
Microsoft	289,020		13,818,046
salesforce.com	191,390	a	11,458,519
ServiceNow	95,530	a	6,110,099
Symantec	285,300		7,443,477
VMware, Cl. A	87,660	a	7,710,574
			66,599,280
Total Common Stocks
(cost $204,955,277)			276,670,386

Limited Partnership Interests--.2%

Semiconductors & Semiconductor Equipment
Bluestream Ventures, LP a,c
(cost $1,297,484)		600,037

Other Investment--3.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,568,241)	9,568,241 [b]	9,568,241
Total Investments (cost $215,821,002)	100.1%	286,838,664
Liabilities, Less Cash and Receivables	(.1%)	(183,594)
Net Assets	100.0%	286,655,070

ADR - American Depository Receipts

a Non-income producing security.
b Investment in affiliated money market mutual fund.
c Securities restricted as to public resale. Investment in restricted securities with aggregate value of $600,037 representing
.2% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($) +
Bluestream Ventures, LP	2/9/2006-6/11/2008	1,297,484.2		600,037

+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

At November 30, 2014, net unrealized appreciation on investments was $71,017,662 of which $75,798,021 related to appreciated investment securities and $4,780,359 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Software	23.2
Internet Software & Services	18.2
Communications Equipment	13.2
IT Services	13
Semiconductors & Semiconductor Equipment	8.7
Computers & Peripherals	6.4
Internet & Catalog Retail	6.1
Electronic Equipment & Instruments	5.3
Money Market Investment	3.4
Life Sciences Tools & Services	2.6
100.1

†† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	252,507,173	-	-	252,507,173
Equity Securities - Foreign Common Stocks+	24,163,213	-	-	24,163,213
Limited Partnership Interests+	-	-	600,037	600,037
Mutual Funds	9,568,241	-	-	9,568,241

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)